INTERNALLY DEVELOPED SOFTWARE, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTERNALLY DEVELOPED SOFTWARE, NET
INTERNALLY DEVELOPED SOFTWARE, NET

5.INTERNALLY DEVELOPED SOFTWARE, NET

During the nine months ended September 30, 2021 and 2020, the Company capitalized $731,172 and $864,921, respectively, of internally developed software costs in connection with the development and continued enhancement of the technology platform and web interfaces. Capitalized costs primarily consist of payroll and payroll-related costs for the Company’s employees. The Company recognized $242,860 and $179,168 of amortization expense associated with capitalized internally developed software costs during the three months ended September 30, 2021 and 2020, respectively. The Company recognized $714,444 and $599,425 of amortization expense associated with capitalized internally developed software costs during the nine months ended September 30, 2021 and 2020, respectively.

4.INTERNALLY DEVELOPED SOFTWARE, NET

During 2020 and 2019, the Company capitalized $1,102,186 and $1,447,062, respectively, of internally developed software costs in connection with the development and continued enhancement of the technology platform and web interfaces. Capitalized costs primarily consist of payroll and payroll-related costs for the Company’s employees. The Company recognized $774,929 and $577,605 of amortization expense associated with capitalized internally developed software costs during the years ended December 31, 2020 and 2019, respectively.